UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21798

UTOPIA FUNDS
(Exact name of registrant as specified in charter)

111 Cass Street, Traverse City, Michigan		49684
(Address of principal executive offices)		(Zip code)

Paul Sutherland 111 Cass Street, Traverse City, Michigan 49684
(Name and address of agent for service)

Registrant’s telephone number, including area code:		231.929.4500

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1 – Schedule of Investments.

Utopia Yield Income Fund

Schedule of Investments, June 30, 2007 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (32.6%)
Agriculture (0.1%)
Cresud SA - ADR	2,175	$46,523

Apparel (0.4%)
Ocean Sky Intl Ltd.	871,000	142,251

Auto Manufacturers (0.3%)
Showa Aircraft Industry Co. Ltd. (1)	8,000	108,089

Banks (1.7%)
Idaho Trust Bancorp * (1)(6)	9,500	102,030
Mitsubishi UFJ Financial Group Inc. - ADR	14,500	159,790
Mizuho Financial Group (1)	18	124,354
National Bancshares Inc. *	17,000	44,200
The Shikoku Bank Ltd. (1)	16,500	69,134
Southern National Bancorp of Virginia Inc. *	440	6,160
The Tokushima Bank Ltd. (1)	7,800	52,597
		558,265

Beverages (0.1%)
Ten Ren Tea Co Ltd. *	37,000	35,856

Building Materials (0.7%)
Dynasty Ceramic PCL (1)	251,000	109,111
ENDO Lighting Corp. (1)	20,500	114,613
UAC BHD (1)	3,400	4,664
		228,388

Chemicals (1.5%)
Arkema - ADR *	7	457
Chemical Co. of Malaysia BHD (1)	15,300	14,369
Korea Polyol Co Ltd. (1)	1,703	103,028
Meghmani Organics Ltd. (1)	553,000	153,825
Yip’s Chemical Holdings Ltd.	307,400	228,411
		500,090

Computers (0.2%)
Lenovo Group Ltd. (1)	98,000	57,797

Distribution-Wholesale (0.3%)
China Hong Kong Photo	620,000	83,257

Diversified Financial Services (0.9%)
Guoco Group Ltd. (1)	4,000	56,118
Mega Financial Holding Co. Ltd. (1)	103,000	69,798
Netbank Inc. *	65,400	20,274
SinoPac Fin Holdings Co. * (1)	313,000	149,393
		295,583

Electrical Components & Equipment (1.1%)
Enel SpA (1)	5,500	59,119
FINETEC Corp. (1)	4,300	86,402
Merix Corp. *	8,950	70,615
Viridis Clean Energy Group (1)	143,000	133,420
Xantrex Technology Inc. CN *	285	2,896
Xantrex Technology Inc. *	300	3,047
		355,499

Energy-Alternate Sources (0.5%)
Plambeck Neue Energien AG *	3,650	17,142
US BioEnergy Corp. *	12,050	136,888
		154,030

Engineering & Construction (0.5%)
CH. Karnchang PCL * (1)	625,000	158,155

Entertainment (1.5%)
Avex Group Holdings Inc. (1)	13,500	182,811
Tally-Ho Ventures *	53,000	45,050
Tally-Ho Ventures * (2)	58,000	49,300
TMS Entertainment Ltd. (1)	57,000	185,415
Toei Co. Ltd. (1)	6,000	40,311
		502,887

Environmental Control (0.4%)
Sinomem Technology Ltd. * (1)	133,000	132,396

Food (0.8%)
Celestial Nutrifoods Ltd (1)	117,000	118,578
Fyffes PLC	71,000	84,564
Galaxy Nutritional Foods Inc. *	4,000	2,160
Koninklijke Wessanen NV (1)	1,400	23,255
Tofutti Brands Inc. *	11,325	33,635
		262,192

Healthcare Products (0.7%)
LMA International NV * (1)	150,000	67,143
Techno Medica Co. Ltd. (1)	68	174,905
		242,048

Holding Companies (1.5%)
Babcock & Brown Wind Partners (1)	74,200	122,587
Bousted Holdings Berhad (1)	81,200	71,171
Chuang’s Consortium International Ltd. (1)	382,000	92,896
Grubb & Ellis Realty Advisors Inc. *	1,225	8,208
Hotung Investment Holdings Ltd.	468,000	70,200
India Hospitality Corp. *	12,500	85,625
KPC Holdings (1)	465	28,601
		479,288

Home Builders (0.0%)(5)
Johor Land BHD (1)	9,000	3,789

Insurance (2.0%)
21st Century Holding Co.	6,500	69,810
Financial Industries Corp. *	32,500	191,750
Jerneh Asia BHD (1)	52,700	28,073
Kurnia Asia BHD (1)	264,200	81,039
Panin Insurance Tbk PT * (1)	1,966,500	76,484
Panin Life Tbk PT * (1)	3,175,000	71,873
Singapore Reinsurance (1)	574,000	136,980
		656,009

Internet (1.6%)
CS Loxinfo PCL	408,000	48,688
Earthlink Inc. *	9,075	67,790
Fandango Inc. * (1)	5,000	119,644
Kintera Inc. *	77,000	173,250
Pacific Internet Ltd. *	10,687	116,916
		526,288

Iron/Steel (0.2%)
Tokyo Steel Manufacturing Co. Ltd. (1)	4,300	67,339

Leisure Time (0.2%)
California WOW Xperience PCL	64,071	11,367
HIS Co. Ltd. (1)	2,000	54,979
		66,346

Machinery-Diversified (0.6%)
ATS Automation Tooling Systems Inc. *	24,800	204,639

Media (0.5%)
Amuse Inc. (1)	300	4,339
Mondo TV SpA *	6,150	150,826
Workpoint Entertainment	42,000	24,939
		180,104

Mining (1.7%)
Barrick Gold Corp.	3,300	95,931
The Lanna Resources PCL (1)	104,000	50,601
Newmont Mining Corp.	6,250	244,125
Royal Gold Inc.	6,800	161,636
		552,293

Miscellaneous Manufacturers (0.4%)
AGFA-Gevaert NV (1)	2,000	51,590
Cycle Country Accessories Corp. *	31,350	60,506
EganaGoldpfeil Ltd. (1)	22,000	19,211
		131,307

Oil Refining & Marketing (0.1%)
Neste Oil OYJ (1)	580	22,728

Oil&Gas (4.4%)
Aurora Oil & Gas Corp. *	90,600	192,978
Daylight Resources Trust	14,850	142,889
Fairborne Energy Trust	18,900	147,439
Freehold Royalty Trust	10,100	137,764
Gasco Energy Inc. *	25,500	60,435
Harvest Energy Trust	3,900	120,744
Paramount Energy Trust	19,300	211,072
PrimeWest Energy Trust	5,200	109,356
Singapore Petroleum Co. Ltd. (1)	28,000	105,314
Thai Oil Public Co. (1)	48,000	98,127
Transmeridian Exploration Inc. *	69,500	122,320
		1,448,438

Pharmaceuticals (0.7%)
Apex Healthcare BHD (1)	121,000	58,756
C&O Pharmaceutical Technology Holdings Ltd. (1)	103,000	36,672
Natrol Inc. *	42,450	142,632
		238,060

Real Estate (2.6%)
Amanah Harta Tanah PNB 2 (1)	192,200	26,187
Amanah Harta Tanah PNB	53,200	13,329
AVJennings Homes Ltd. (1)	117,400	128,396
Bakrieland Development Tbk PT * (1)	8,050,000	295,138
Glomac BHD (1)	86,000	38,620
Hemaraj Land & Development (1)	4,691,500	149,421
Housevalues Inc. *	15,050	68,779
Kawasan Industri Jababeka Tbk PT * (1)	1,000,000	23,796
Ticon Industrial	165,800	103,259
		846,925

REITS (0.4%)
Al-Hadharah Boustead REIT *	42,000	16,180
MCO CR-REIT (1)	6,590	55,692
Tower Real Estate Investment Trust	169,200	56,849
		128,721

Retail (1.4%)
Doutor Coffee Co. Ltd. (1)	3,200	59,483
Food Junction Holdings (1)	348,000	140,974
Haverty Furniture Cos Inc.	5,700	66,519
Kyoto Kimono Yuzen Co. Ltd. (1)	127	122,739
Matsuzakaya Holdings Co. Ltd. (1)	6,000	50,614
Multi Indocitra Tbk PT (1)	280,000	27,886
		468,215

Software (1.1%)
Data Systems Consulting Co. Ltd. (1)	45,094	57,519
IBA Healthcare Ltd. (1)	44,825	42,096
iSOFT Group PLC *	109,000	106,706
Kingdee International Software Group Co. Ltd. (1)	18,000	16,319
Software Service Inc. (1)	5,100	143,393
		366,033

Telecommunications (0.9%)
Chunghwa Telecom Co. - ADR	2,300	43,378
Chunghwa Telecom Co. (1)	31,000	58,971
Longcheer Holdings Ltd. (1)	297,500	148,872
Shin Corp Pub Co Ltd. (1)	62,800	54,517
		305,738

Toys-Games-Hobbies (0.3%)
Action Products International *	58,152	98,859

Transportation (0.3%)
Sakai Moving Service Co. Ltd.	1,050	33,685
Singapore Post Ltd. (1)	73,000	60,613
		94,298

TOTAL COMMON STOCKS (IDENTIFIED COST $9,880,578)		10,748,723

INVESTMENT COMPANIES (0.4%)
Closed-end Funds (0.4%)
The Greater China Fund Inc.	1,500	40,215
MFS Intermediate Income Trust	7,295	44,135
Ticon Property Fund	150,450	45,756

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $124,623)		130,106

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CONVERTIBLE BONDS (1.3%)
Diversified Financial Services (0.5%)
Credit Suisse USA Inc.	11.500%	03/20/2008	149,000	146,989

Mining (0.6%)
Placer Dome Inc.	2.750%	10/15/2023	165,000	208,725

Semiconductors (0.2%)
ASM International NV	4.250%	12/06/2011	45,000	60,187

TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $406,721)				415,901

CORPORATE BONDS (1.6%)
Banks (0.7%)
Rabobank Nederland (3)	4.250%	11/12/2008	50,000	49,093
Rabobank Nederland	6.820%	04/01/2019	180,000	164,700
				213,793

Electrical Components & Equipment (0.2%)
Pacificorp	6.375%	05/15/2008	50,000	50,354

Machinery-Diversified (0.3%)
The Manitowoc Co. Inc.	7.125%	11/01/2013	115,000	115,287

Foreign Corporate Bonds (0.4%)
Banks (0.2%)
Rabobank Nederland - GBP	4.625%	05/31/2012	40,000	75,320

Diversified Financial Services (0.2%)
General Electric Capital Corp. - CHF	3.875%	05/07/2014	80,000	66,803

TOTAL CORPORATE BONDS (IDENTIFIED COST $516,060)				521,557

GOVERNMENT BONDS (38.1%)
Foreign Bonds & Notes (4.2%)
Deutschland Inflation Linked	1.500%	04/15/2016	77,338	96,907
Norway Government Bond	5.000%	05/15/2015	246,000	41,341
Singapore Government Bond	4.375%	01/15/2009	220,000	147,928
Singapore Government Bond	3.750%	09/01/2016	320,000	224,691
Switzerland Government Bond	3.500%	08/07/2010	170,000	141,261
Switzerland Government Bond	2.250%	07/06/2020	310,000	226,885
Switzerland Government Bond	4.000%	06/10/2011	600,000	509,226
				1,388,239

U.S. Treasury Bonds & Notes (33.9%)
U.S. Treasury Bill (4)	4.765%	12/13/2007	1,600,000	1,565,356
U.S. Treasury Bond	13.250%	05/15/2014	835,000	957,510
U.S. Treasury Bond	7.250%	08/15/2022	545,000	659,748
U.S. Treasury Inflation Indexed Bond	2.375%	04/15/2011	1,040,180	1,028,803
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/2025	2,433,697	2,340,151
U.S. Treasury Inflation Indexed Bond	2.000%	01/15/2026	1,821,995	1,650,328
U.S. Treasury Inflation Indexed Note	3.625%	01/15/2008	959,310	959,699
U.S. Treasury Inflation Indexed Note	3.875%	01/15/2009	819,007	832,060
U.S. Treasury Inflation Indexed Note	0.875%	04/15/2010	436,308	414,356
U.S. Treasury Inflation Indexed Note (4)	1.625%	01/15/2015	854,938	794,523
				11,202,534

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $12,621,304)				12,590,773

DESCRIPTION	SHARES	VALUE
PREFERRED STOCKS (1.0%)
Insurance (0.8%)
Converium Finance *	9,900	248,688

Oil&Gas (0.2%)
GMX Resources Inc. *	3,200	82,880

Software (0.0%)(5)
Interactive Voice, Data, and Fax Inc. *(1)(6)	4,000	13,137

TOTAL PREFERRED STOCKS (IDENTIFIED COST $390,456)		344,705

	EXERCISE	EXPIRATION
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (0.4%)
Call Options (0.4%)
CBOE SPX Volatility *	$13.00	07/18/2007	250	81,250
CBOE SPX Volatility *	10.00	08/22/2007	100	61,500

TOTAL PURCHASED OPTIONS (IDENTIFIED COST $107,091)				142,750

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
REVERSE CONVERTIBLE BONDS (2.6%)
Gold Mining (0.7%)
Barclays Bank PLC - Meridian Gold	13.250%	09/28/2007	100,000	101,910
Barclays Bank PLC - Newmont Mining Corp.	10.000%	03/28/2008	125,000	118,262
				220,172

Metal - Aluminum (0.2%)
Barclays Bank PLC - Alcoa Inc.	9.000%	10/31/2007	85,000	85,357

Oil & Gas Drilling (0.3%)
Barclays Bank PLC - Diamond Offshore Drilling	13.000%	10/26/2007	85,000	86,530

Oil Comp - Integrated (0.3%)
Barclays Bank PLC - Marathon Oil Corp.	9.500%	11/30/2007	85,000	85,740

Petroleum Refining (0.7%)
Barclays Bank PLC - ConocoPhillips	9.000%	02/27/2008	125,000	125,725
Barclays Bank PLC - Valero Energy CP	10.000%	10/12/2007	120,000	121,512
				247,237

Semiconductors (0.4%)
Barclays Bank PLC - Intel Corp.	9.000%	09/26/2007	120,000	120,264

TOTAL REVERSE CONVERTIBLE BONDS (IDENTIFIED COST $838,435)				845,300

STRUCTURED CORPORATE BONDS (3.2%)
Banks (0.4%)
BNP Paribas US Medium-Term Note Program LLC	6.500%	04/28/2015	150,000	146,400

CPI (Consumer Price Index) Linked (0.0%)(5)
Merrill Lynch & Co. Inc.	3.620%	03/24/2009	17,000	16,286

Non-Inversion (2.5%)
BNP Paribas 30yr - 2yr CMS	7.000%	09/28/2020	100,000	96,500
Kreditanstalt fuer Wiederaufbau 30yr - 2yr CMS	8.125%	11/16/2021	90,000	88,650
Lehman Brothers Holdings Inc. 30yr - 10yr CMS	8.000%	10/29/2019	40,000	37,800
Lehman Brothers Holdings Inc. 30yr - 2yr CMS	7.000%	09/29/2021	270,000	264,600
Lehman Brothers Holdings Inc. 30yr - 2yr CMS	8.500%	01/10/2022	115,000	112,987
Toyota Motor Credit Corp. 30yr - 2yr CMS	7.500%	10/31/2016	50,000	46,000
Toyota Motor Credit Corp. 30yr - 10yr CMS	8.000%	05/23/2022	175,000	166,250
				812,787

Range Accrual (0.3%)
BNP Paribas SA 3M Libor 0-7%	7.000%	10/26/2021	85,000	84,363

TOTAL STRUCTURED CORPORATE BONDS (IDENTIFIED COST $1,061,916)				1,059,836

DESCRIPTION	SHARES	VALUE
RIGHTS (0.0%) (5)
Insurance (0.0%)(5)
Jerneh Asia BHD Rights *	24,660	1,714

TOTAL RIGHTS (IDENTIFIED COST $0)		1,714

WARRANTS (0.1%)
Holding Companies (0.1%)
India Hospitality Corp. Warrants *	25,000	43,750

Insurance (0.0%)(5)
Jerneh Asia Warrants *	24,660	—

Real Estate (0.0%)(5)
Bakrieland Development Tbk PT *	805,000	13,988

Software (0.0%)(5)
Interactive Voice, Data, and Fax Inc. Warrants * (1)(6)	1,667	1

Toys-Games-Hobbies (0.0%)(5)
Action Products International Warrants * (1)(6)	105	18

TOTAL WARRANTS (IDENTIFIED COST $8,750)		57,757

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
SHORT TERM INVESTMENTS (14.4%)
Northern Institutional Fund - Diversified Asset Portfolio	4,755,474	4,755,474

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $4,755,474)		4,755,474

TOTAL INVESTMENTS (95.7%) (IDENTIFIED COST $30,711,408)		31,614,596

TOTAL OTHER ASSETS LESS LIABILITIES (4.3%)		1,416,164

TOTAL NET ASSETS (100.0%)		$33,030,760

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value
Apple Computer Inc. *	(800)	$(97,632)
Chicago Mercantile Exchange Holdings Inc.	(75)	(40,077)
General Motors Corp.	(2,600)	(98,280)
RadioShack Corp.	(4,100)	(135,874)
iShares FTSE/Xinhua China 25 Index Fund	(800)	(103,040)
iShares MSCI United Kingdom Index Fund	(10,200)	(259,488)
Regional Bank Holders	(3,200)	(495,712)
Retail HOLDRs Trust	(3,200)	(334,880)
Templeton Russia and Eastern European Fund Inc.	(450)	(30,087)
Vanguard Emerging Markets ETF	(100)	(9,077)

Total Securities Sold Short (Proceeds $1,513,602)		$(1,604,147)

Schedule of Restricted and Illiquid Securities

Description	Principal Amount/Shares	Acquisition Date	Market Value	Value as a % of Net Assets

Action Products International Warrants *(1)(6)	105	1/10/2006	$18	0.0%
Idaho Trust Bancorp (1)(6)	9,500	8/30/2006	102,030	0.3%
Interactive Voice, Data, and Fax Inc. (1)(6)	4,000	9/14/2006 - 1/5/2007	13,136	0.0%
Interactive Voice, Data, and Fax Inc. Warrants * (1)(6)	1,667	1/5/2007	1	0.0%
Tally-Ho Ventures (2)	111,000	5/26/2006 - 7/11/2006	46,980	0.1%
			$162,165	0.5%

*	Non Income Producing Security

(1)	Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of June 30, 2007 is $5,768,025.

(2)

These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser.

(3)	Represents a step bond. Rate disclosed is as of June 30, 2007.

(4)	A portion of this security has been segregated to be used as collateral for securities sold short.

(5)	Less than 0.05% of Total Net Assets.

(6)	This security is considered illiquid by the investment adviser.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

CN - Canadian Exchange

PNB - Permodalan Nasional Berhad

GBP - Pound Sterling

CHF - Swiss Franc

See Notes to Schedule of Investments

Country Breakdown as a percentage of Net Assets
Argentina	0.1
Australia	1.3
Belgium	0.2
Canada	3.2
Cayman Islands	0.4
China	0.3
Finland	0.1
France	0.3
Germany	0.4
Great Britain	1.8
Hong Kong	1.5
India	0.5
Indonesia	1.5
Ireland	0.3
Italy	0.6
Japan	5.6
Malaysia	1.3
Netherlands	1.2
Norway	0.1
Singapore	4.2
South Korea	0.8
Switzerland	2.6
Taiwan	1.5
Thailand	2.6
United States	48.9
Total Other Assets less Liablities	18.7
Total Net Assets	100.0

Utopia Core Conservative Fund

Schedule of Investments, June 30, 2007 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (41.7%)
Agriculture (0.2%)
Cresud SA - ADR	8,450	$180,745

Apparel (0.5%)
Ocean Sky Intl Ltd.	2,111,000	344,766

Auto Manufacturers (0.4%)
Showa Aircraft Industry Co. Ltd. (1)	22,000	297,244

Banks (2.0%)
Idaho Trust Bancorp *(1)(6)	28,500	306,090
Mitsubishi UFJ Financial Group Inc. - ADR	33,150	365,313
Mizuho Financial Group (1)	40	276,341
National Bancshares Inc. *	64,000	166,400
The Shikoku Bank Ltd. (1)	52,500	219,972
Southern National Bancorp of Virginia Inc. *	1,788	25,025
The Tokushima Bank Ltd. (1)	25,500	171,952
		1,531,093

Beverages (0.2%)
Ten Ren Tea Co Ltd. *	144,000	139,548

Building Materials (0.8%)
Dynasty Ceramic PCL (1)	581,000	252,564
ENDO Lighting Corp. (1)	54,700	305,822
UAC BHD (1)	7,000	9,602
		567,988

Chemicals (1.9%)
Arkema - ADR *	12	784
Chemical Co. of Malaysia BHD (1)	41,500	38,973
Korea Polyol Co Ltd. (1)	5,255	317,896
Meghmani Organics Ltd. (1)	1,952,000	542,977
Yip’s Chemical Holdings Ltd.	736,600	547,325
		1,447,955

Computers (0.3%)
Lenovo Group Ltd. (1)	434,000	255,959

Distribution-Wholesale (0.4%)
China Hong Kong Photo	2,472,000	331,952

Diversified Financial Services (1.4%)
Guoco Group Ltd. (1)	15,000	210,441
Mega Financial Holding Co. Ltd. (1)	342,000	231,757
Netbank Inc. *	163,300	50,623
SinoPac Fin Holdings Co. * (1)	1,100,000	525,025
		1,017,846

Electrical Components & Equipment (1.5%)
Enel SpA (1)	17,800	191,332
FINETEC Corp. (1)	13,700	275,280
Merix Corp. *	29,950	236,306
Viridis Clean Energy Group (1)	403,000	376,002
Xantrex Technology Inc. CN *	1,715	17,424
Xantrex Technology Inc. *	1,050	10,665
		1,107,009

Energy-Alternate Sources (0.6%)
Plambeck Neue Energien AG *	15,600	73,265
US BioEnergy Corp. *	33,750	383,400
		456,665

Engineering & Construction (0.5%)
CH. Karnchang PCL * (1)	1,410,000	356,798

Entertainment (1.8%)
Avex Group Holdings Inc. (1)	36,500	494,266
Tally-Ho Ventures *	160,500	136,425
Tally-Ho Ventures * (2)	195,500	166,175
TMS Entertainment Ltd. (1)	141,600	460,610
Toei Co. Ltd. (1)	19,000	127,653
		1,385,129

Environmental Control (0.5%)
Sinomem Technology Ltd. * (1)	395,000	393,207

Food (1.1%)
Celestial Nutrifoods Ltd (1)	358,000	362,829
Fyffes PLC	187,000	222,725
Galaxy Nutritional Foods Inc. *	31,314	16,910
Koninklijke Wessanen NV (1)	6,400	106,308
Tofutti Brands Inc. *	40,375	119,914
		828,686

Healthcare Products (0.9%)
LMA International NV * (1)	500,000	223,812
Techno Medica Co. Ltd. (1)	187	480,988
		704,800

Holding Companies (1.9%)
Babcock & Brown Wind Partners (1)	190,000	313,902
Bousted Holdings Berhad (1)	261,400	229,116
Chuang’s Consortium International Ltd. (1)	1,246,000	303,007
Grubb & Ellis Realty Advisors Inc. *	3,202	21,453
Hotung Investment Holdings Ltd.	1,506,000	225,900
India Hospitality Corp. *	31,000	212,350
KPC Holdings (1)	1,482	91,154
		1,396,882

Home Builders (0.0%)(5)
Johor Land BHD (1)	19,000	7,998

Insurance (2.3%)
21st Century Holding Co.	21,700	233,058
Financial Industries Corp. *	76,100	448,990
Jerneh Asia BHD (1)	108,900	58,010
Kurnia Asia BHD (1)	806,000	247,228
Panin Insurance Tbk PT * (1)	5,502,500	214,012
Panin Life Tbk PT * (1)	8,900,000	201,470
Singapore Reinsurance (1)	1,370,000	326,938
		1,729,706

Internet (2.0%)
CS Loxinfo PCL	1,206,200	143,940
Earthlink Inc. *	31,150	232,691
Fandango Inc. * (1)	14,200	339,788
Kintera Inc. *	218,200	490,950
Pacific Internet Ltd. *	27,600	301,944
		1,509,313

Iron/Steel (0.3%)
Tokyo Steel Manufacturing Co. Ltd. (1)	14,000	219,244

Leisure Time (0.3%)
California WOW Xperience PCL	209,084	37,093
HIS Co. Ltd. (1)	6,500	178,681
		215,774

Machinery-Diversified (0.7%)
ATS Automation Tooling Systems Inc. *	64,500	532,227

Media (0.7%)
Amuse Inc. (1)	1,000	14,463
Mondo TV SpA *	18,000	441,443
Workpoint Entertainment	180,000	106,879
		562,785

Mining (1.8%)
Barrick Gold Corp.	8,900	258,723
The Lanna Resources PCL (1)	300,000	145,964
Newmont Mining Corp.	15,925	622,030
Royal Gold Inc.	15,350	364,870
		1,391,587

Miscellaneous Manufacturers (0.6%)
AGFA-Gevaert NV (1)	6,500	167,669
Cycle Country Accessories Corp. *	111,975	216,111
EganaGoldpfeil Ltd. (1)	84,000	73,353
		457,133

Oil Refining & Marketing (0.1%)
Neste Oil OYJ (1)	2,110	82,683

Oil&Gas (5.6%)
Aurora Oil & Gas Corp. *	256,600	546,558
Daylight Resources Trust	50,150	482,551
Fairborne Energy Trust	45,600	355,725
Freehold Royalty Trust	34,100	465,124
Gasco Energy Inc. *	78,500	186,045
Harvest Energy Trust	12,375	383,130
Paramount Energy Trust	54,800	599,315
PrimeWest Energy Trust	15,100	317,553
Singapore Petroleum Co. Ltd. (1)	76,000	285,853
Thai Oil Public Co. (1)	146,500	299,491
Transmeridian Exploration Inc. *	170,900	300,784
		4,222,129

Pharmaceuticals (1.0%)
Apex Healthcare BHD (1)	315,000	152,961
C&O Pharmaceutical Technology Holdings Ltd. (1)	373,000	132,801
Natrol Inc. *	130,650	438,984
		724,746

Real Estate (3.4%)
Amanah Harta Tanah PNB 2 (1)	529,626	72,161
Amanah Harta Tanah PNB	106,600	26,708
AVJennings Homes Ltd. (1)	314,900	344,395
Bakrieland Development Tbk PT * (1)	25,830,000	947,005
Glomac BHD (1)	309,000	138,761
Hemaraj Land & Development (1)	12,545,200	399,557
Housevalues Inc. *	50,400	230,328
Kawasan Industri Jababeka Tbk PT * (1)	4,800,000	114,221
Ticon Industrial (1)	558,700	347,956
		2,621,092

REITS (0.6%)
Al-Hadharah Boustead REIT *	132,000	50,850
MCO CR-REIT (1)	22,350	188,881
Tower Real Estate Investment Trust	532,000	178,746
		418,477

Retail (1.9%)
Doutor Coffee Co. Ltd. (1)	10,500	195,179
Food Junction Holdings (1)	864,000	350,003
Haverty Furniture Cos Inc.	18,600	217,062
Kyoto Kimono Yuzen Co. Ltd. (1)	383	370,150
Matsuzakaya Holdings Co. Ltd. (1)	23,000	194,021
Multi Indocitra Tbk PT (1)	1,240,000	123,495
		1,449,910

Software (1.4%)
Data Systems Consulting Co. Ltd. (1)	174,751	222,904
IBA Healthcare Ltd. (1)	151,000	141,806
iSOFT Group PLC *	243,000	237,886
Kingdee International Software Group Co. Ltd. (1)	50,000	45,329
Software Service Inc. (1)	15,200	427,369
		1,075,294

Telecommunications (1.2%)
Chunghwa Telecom Co. - ADR	6,200	116,932
Chunghwa Telecom Co. (1)	108,000	205,447
Longcheer Holdings Ltd. (1)	826,000	413,337
Shin Corp Pub Co Ltd. (1)	197,700	171,626
		907,342

Toys-Games-Hobbies (0.5%)
Action Products International *	220,494	374,840

Transportation (0.4%)
Sakai Moving Service Co. Ltd.	4,225	135,543
Singapore Post Ltd. (1)	204,000	169,384
		304,927

TOTAL COMMON STOCKS (IDENTIFIED COST $28,655,472)		31,551,479

INVESTMENT COMPANIES (0.5%)
Closed-end Funds (0.5%)
The Greater China Fund Inc.	8,400	225,204
Ticon Property Fund	413,500	125,757

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $332,681)		350,961

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CONVERTIBLE BONDS (1.3%)
Diversified Financial Services (0.4%)
Credit Suisse USA Inc.	11.500%	03/20/2008	324,000	319,626

Mining (0.6%)
Placer Dome Inc.	2.750%	10/15/2023	360,000	455,400

Semiconductors (0.3%)
ASM International NV	4.250%	12/06/2011	165,000	220,687

TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $953,857)				995,713

CORPORATE BONDS (1.7%)
Banks (0.7%)
Rabobank Nederland (3)	4.250%	11/12/2008	130,000	127,642
Rabobank Nederland	6.820%	04/01/2019	400,000	366,000
				493,642

Electrical Components & Equipment (0.1%)
Pacificorp	6.375%	05/15/2008	100,000	100,708

Machinery-Diversified (0.5%)
The Manitowoc Co. Inc.	7.125%	11/01/2013	340,000	340,850

Foreign Corporate Bonds (0.4%)
Banks (0.2%)
Rabobank Nederland - GBP	4.625%	05/31/2012	98,000	184,533

Diversified Financial Services (0.2%)
General Electric Capital Corp. - CHF	3.875%	05/07/2014	210,000	175,358

TOTAL CORPORATE BONDS (IDENTIFIED COST $1,281,740)				1,295,091

GOVERNMENT BONDS (36.6%)
Foreign Bonds & Notes (4.2%)
Deutschland Inflation Linked	1.500%	04/15/2016	190,766	239,036
Norway Government Bond	5.000%	05/15/2015	640,000	107,554
Singapore Government Bond	4.375%	01/15/2009	585,000	393,353
Singapore Government Bond	3.750%	09/01/2016	700,000	491,513
Switzerland Government Bond	3.500%	08/07/2010	445,000	369,771
Switzerland Government Bond	2.250%	07/06/2020	675,000	494,024
Switzerland Government Bond	4.000%	06/10/2011	1,300,000	1,103,324
				3,198,575

U.S. Treasury Bonds & Notes (32.4%)
U.S. Treasury Bill (4)	4.765%	12/13/2007	3,850,000	3,766,638
U.S. Treasury Bond	7.250%	08/15/2022	1,180,000	1,428,445
U.S. Treasury Inflation Indexed Bond	2.375%	04/15/2011	2,600,450	2,572,006
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/2025	5,262,048	5,059,785
U.S. Treasury Inflation Indexed Bond	2.000%	01/15/2026	4,008,389	3,630,723
U.S. Treasury Inflation Indexed Note	3.625%	01/15/2008	2,532,578	2,533,607
U.S. Treasury Inflation Indexed Note	3.875%	01/15/2009	2,205,018	2,240,161
U.S. Treasury Inflation Indexed Note	0.875%	04/15/2010	1,336,193	1,268,967
U.S. Treasury Inflation Indexed Note (4)	1.625%	01/15/2015	2,110,290	1,961,163
				24,461,495

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $27,620,347)				27,660,070

DESCRIPTION	SHARES	VALUE
PREFERRED STOCKS (1.1%)
Insurance (0.7%)
Converium Finance *	22,000	552,640

Oil&Gas (0.3%)
GMX Resources Inc. *	8,100	209,790

Software (0.1%)
Interactive Voice, Data, and Fax Inc. *(1)(6)	16,600	54,516

TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,003,657)		816,946

	EXERCISE	EXPIRATION
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (0.8%)
Call Options (0.8%)
CBOE SPX Volatility *	$13.00	07/18/2007	840	273,000
CBOE SPX Volatility *	10.00	08/22/2007	305	187,575
CBOE SPX Volatility *	10.00	11/21/2007	240	148,800
China Life Insurance Co. Ltd. *	60.00	07/21/2007	98	2,940

TOTAL PURCHASED OPTIONS (IDENTIFIED COST $524,201)				612,315

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
REVERSE CONVERTIBLE BONDS (2.5%)
Gold Mining (0.6%)
Barclays Bank PLC - Meridian Gold	13.250%	09/28/2007	200,000	203,820
Barclays Bank PLC - Newmont Mining Corp.	10.000%	03/28/2008	285,000	269,638
				473,458

Metal - Aluminum (0.3%)
Barclays Bank PLC - Alcoa Inc.	9.000%	10/31/2007	225,000	225,945

Oil & Gas Drilling (0.2%)
Barclays Bank PLC - Diamond Offshore Drilling	13.000%	10/26/2007	175,000	178,150

Oil Comp - Integrated (0.2%)
Barclays Bank PLC - Marathon Oil Corp.	9.500%	11/30/2007	150,000	151,305

Petroleum Refining (0.8%)
Barclays Bank PLC - ConocoPhillips	9.000%	02/27/2008	290,000	291,682
Barclays Bank PLC - Valero Energy CP	10.000%	10/12/2007	280,000	283,528
				575,210

Semiconductors (0.4%)
Barclays Bank PLC - Intel Corp.	9.000%	09/26/2007	280,000	280,616

TOTAL REVERSE CONVERTIBLE BONDS (IDENTIFIED COST $1,870,061)				1,884,684

STRUCTURED CORPORATE BONDS (3.2%)
Banks (0.4%)
BNP Paribas US Medium-Term Note Program LLC	6.500%	04/28/2015	350,000	341,600

CPI (Consumer Price Index) Linked (0.1%)
Merrill Lynch & Co. Inc.	3.620%	03/24/2009	43,000	41,193

Non-Inversion (2.4%)
Kreditanstalt fuer Wiederaufbau 30yr - 2yr CMS	8.125%	11/16/2021	235,000	231,475
Lehman Brothers Holdings Inc. 30yr - 10yr CMS	8.000%	10/29/2019	90,000	85,050
Lehman Brothers Holdings Inc. 30yr - 2yr CMS	7.000%	09/29/2021	730,000	715,400
Lehman Brothers Holdings Inc. 30yr - 2yr CMS	8.500%	01/10/2022	260,000	255,450
Toyota Motor Credit Corp. 30yr - 2yr CMS	7.500%	10/31/2016	200,000	184,000
Toyota Motor Credit Corp. 30yr - 10yr CMS	8.000%	05/23/2022	385,000	365,750
				1,837,125

Range Accrual (0.3%)
BNP Paribas SA 3M Libor 0-7%	7.000%	10/26/2021	225,000	223,313

TOTAL STRUCTURED CORPORATE BONDS (IDENTIFIED COST $2,452,873)				2,443,231

DESCRIPTION	SHARES	VALUE
RIGHTS (0.0%) (5)
Insurance (0.0%)(5)
Jerneh Asia BHD Rights *	17,100	1,189

TOTAL RIGHTS (IDENTIFIED COST $0)		1,189

WARRANTS (0.3%)
Holding Companies (0.2%)
India Hospitality Corp. Warrants *	62,000	108,500

Insurance (0.0%)(5)
Jerneh Asia Warrants *	17,100	—

Real Estate (0.1%)
Bakrieland Development Tbk PT *	2,583,000	44,884

Software (0.0%)(5)
Interactive Voice, Data, and Fax Inc. Warrants * (1)(6)	6,917	2

Toys-Games-Hobbies (0.0%)(5)
Action Products International Warrants * (1)(6)	215	37

TOTAL WARRANTS (IDENTIFIED COST $21,700)		153,423

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
SHORT TERM INVESTMENTS (6.2%)
Northern Institutional Fund - Diversified Asset Portfolio	4,679,467	4,679,467

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $4,679,467)		4,679,467

TOTAL INVESTMENTS (95.9%) (IDENTIFIED COST $69,396,056)		72,444,569

TOTAL OTHER ASSETS LESS LIABILITIES (4.1%)		3,091,611

TOTAL NET ASSETS (100.0%)		$75,536,180

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value
Apple Computer Inc. *	(2,850)	$(347,814)
Chicago Mercantile Exchange Holdings Inc.	(350)	(187,026)
China Life Insurance Co. Ltd. - ADR	(9,801)	(526,001)
E*Trade Financial Corp. *	(3,025)	(66,822)
General Motors Corp.	(9,700)	(366,660)
Goldman Sachs Group Inc.	(350)	(75,862)
Hewlett-Packard Co.	(1,900)	(84,778)
Home Depot Inc.	(5,700)	(224,295)
JC Penney Co. Inc.	(900)	(65,142)
Kohl’s Corp. *	(1,050)	(74,582)
Lazard Ltd.	(1,600)	(72,048)
Piper Jaffray Cos *	(1,150)	(64,090)
RadioShack Corp.	(11,400)	(377,796)
TD Ameritrade Holding Corp. *	(10,900)	(218,000)
iShares FTSE/Xinhua China 25 Index Fund	(3,600)	(463,680)
iShares MSCI United Kingdom Index Fund	(24,100)	(613,104)
Regional Bank Holders	(7,250)	(1,123,097)
Retail HOLDRs Trust	(7,100)	(743,015)
Templeton Russia and Eastern European Fund Inc.	(1,750)	(117,005)
Vanguard Emerging Markets ETF	(500)	(45,385)

Total Securities Sold Short (Proceeds $5,382,802)		$(5,856,202)

Schedule of Restricted and Illiquid Securities

Description	Principal Amount/Shares	Acquisition Date	Market Value	Value as a % of Net Assets

Action Products International Warrants *(1)(6)	215	1/10/2006	$37	0.0%
Idaho Trust Bancorp (1)(6)	28,500	8/30/2006	306,090	0.4%
Interactive Voice, Data, and Fax Inc. (1)(6)	16,600	9/14/2006 - 1/5/2007	54,516	0.1%
Interactive Voice, Data, and Fax Inc. Warrants * (1)(6)	6,917	1/5/2007	2	0.0%
Tally-Ho Ventures (2)	195,500	5/26/2006 - 7/11/2006	166,175	0.2%
			$526,820	0.7%

*	Non Income Producing Security

(1)	Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of June 30, 2007 is $17,535,028.

(2)

These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser.

(3)	Represents a step bond. Rate disclosed is as of June 30, 2007.

(4)	A portion of this security has been segregated to be used as collateral for securities sold short.

(5)	Less than 0.05% of Total Net Assets.

(6)	This security is considered illiquid by the investment adviser.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

PNB - Permodalan Nasional Berhad

GBP - Pound Sterling

CHF - Swiss Franc

CN - Canadian Exchange

See Notes to Schedule of Investments

Country Breakdown as a percentage of Net Assets
Argentina	0.2%
Australia	1.6%
Belgium	0.2%
Canada	3.9%
Cayman Islands	0.4%
China	0.5%
Finland	0.1%
France *	0.0%
Germany	0.4%
Great Britain	1.7%
Hong Kong	2.0%
India	0.7%
Indonesia	2.2%
Ireland	0.3%
Italy	0.8%
Japan	7.0%
Malaysia	1.6%
Netherlands	1.5%
Norway	0.1%
Singapore	4.7%
South Korea	1.2%
Switzerland	2.6%
Taiwan	2.2%
Thailand	3.2%
United States	50.6%
Total Other Assets less Liablities	10.3%
Total Net Assets	100.0%

*      Less than 0.05% of Total Net Assets

Utopia Core Fund

Schedule of Investments, June 30, 2007 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (55.3%)
Agriculture (0.3%)
Cresud SA - ADR	14,050	$300,530

Apparel (0.8%)
Ocean Sky Intl Ltd.	5,301,000	865,752

Auto Manufacturers (0.5%)
Showa Aircraft Industry Co. Ltd. (1)	39,000	526,933

Banks (2.8%)
Idaho Trust Bancorp * (1)(6)	46,500	499,410
Mitsubishi UFJ Financial Group Inc. - ADR	65,900	726,218
Mizuho Financial Group (1)	91	628,676
National Bancshares Inc. *	130,000	338,000
The Shikoku Bank Ltd. (1)	96,000	402,235
Southern National Bancorp of Virginia Inc. *	3,218	45,045
The Tokushima Bank Ltd. (1)	45,500	306,816
		2,946,400

Beverages (0.2%)
Ten Ren Tea Co Ltd. *	250,000	242,272

Building Materials (1.0%)
Dynasty Ceramic PCL (1)	1,234,000	536,426
ENDO Lighting Corp. (1)	90,000	503,182
UAC BHD (1)	9,000	12,345
		1,051,953

Chemicals (2.3%)
Arkema - ADR *	15	979
Chemical Co. of Malaysia BHD (1)	63,500	59,634
Korea Polyol Co Ltd. (1)	8,393	507,719
Meghmani Organics Ltd. (1)	3,785,000	1,052,852
Yip’s Chemical Holdings Ltd.	1,175,800	873,670
		2,494,854

Computers (0.4%)
Lenovo Group Ltd. (1)	764,000	450,581

Distribution-Wholesale (0.5%)
China Hong Kong Photo	4,352,000	584,408

Diversified Financial Services (1.7%)
Guoco Group Ltd. (1)	33,000	462,970
Mega Financial Holding Co. Ltd. (1)	585,000	396,426
Netbank Inc. *	346,299	107,353
SinoPac Fin Holdings Co. * (1)	1,788,000	853,405
		1,820,154

Electrical Components & Equipment (1.9%)
Enel SpA (1)	26,700	286,998
FINETEC Corp. (1)	29,300	588,737
Merix Corp. *	62,350	491,941
Viridis Clean Energy Group (1)	621,111	579,501
Xantrex Technology Inc. CN *	2,515	25,552
Xantrex Technology Inc. *	1,950	19,807
		1,992,536

Energy-Alternate Sources (0.8%)
Plambeck Neue Energien AG *	40,050	188,094
US BioEnergy Corp. *	60,350	685,576
		873,670

Engineering & Construction (0.7%)
CH. Karnchang PCL * (1)	3,060,000	774,328

Entertainment (2.2%)
Avex Group Holdings Inc. (1)	56,000	758,325
Tally-Ho Ventures *	345,000	293,250
Tally-Ho Ventures * (2)	398,000	338,300
TMS Entertainment Ltd. (1)	220,000	715,637
Toei Co. Ltd. (1)	35,000	235,151
		2,340,663

Environmental Control (0.7%)
Sinomem Technology Ltd. * (1)	773,000	769,490

Food (1.7%)
Celestial Nutrifoods Ltd (1)	779,000	789,509
Fyffes PLC	364,000	433,539
Galaxy Nutritional Foods Inc. *	39,268	21,205
Koninklijke Wessanen NV (1)	20,900	347,163
Tofutti Brands Inc. *	70,125	208,271
		1,799,687

Healthcare Products (1.3%)
LMA International NV * (1)	1,154,000	516,558
Techno Medica Co. Ltd. (1)	322	828,225
		1,344,783

Holding Companies (2.3%)
Babcock & Brown Wind Partners (1)	340,000	561,718
Bousted Holdings Berhad (1)	456,000	399,682
Chuang’s Consortium International Ltd. (1)	2,299,000	559,079
Grubb & Ellis Realty Advisors Inc. *	3,728	24,977
Hotung Investment Holdings Ltd.	2,564,000	384,600
India Hospitality Corp. *	57,000	390,450
KPC Holdings (1)	2,277	140,053
		2,460,559

Home Builders (0.0%)(5)
Johor Land BHD (1)	40,000	16,839

Insurance (3.4%)
21st Century Holding Co.	70,650	758,781
Financial Industries Corp. *	136,200	803,580
Jerneh Asia BHD (1)	377,000	200,823
Kurnia Asia BHD (1)	1,977,000	606,414
Panin Insurance Tbk PT * (1)	9,300,000	361,711
Panin Life Tbk PT * (1)	15,190,000	343,857
Singapore Reinsurance (1)	2,285,000	545,295
		3,620,461

Internet (3.4%)
CS Loxinfo PCL	4,702,500	561,167
Earthlink Inc. *	84,475	631,028
Fandango Inc. * (1)	22,700	543,182
Kintera Inc. *	594,400	1,337,400
Pacific Internet Ltd. *	56,300	615,922
		3,688,699

Iron/Steel (0.3%)
Tokyo Steel Manufacturing Co. Ltd. (1)	23,900	374,281

Leisure Time (0.4%)
California WOW Xperience PCL	365,583	64,857
HIS Co. Ltd. (1)	12,000	329,874
		394,731

Machinery-Diversified (0.8%)
ATS Automation Tooling Systems Inc. *	100,300	827,634

Media (0.9%)
Amuse Inc. (1)	1,900	27,480
Mondo TV SpA *	27,700	679,331
Workpoint Entertainment	380,000	225,634
		932,445

Mining (1.9%)
Barrick Gold Corp.	9,000	261,630
The Lanna Resources PCL (1)	552,500	268,817
Newmont Mining Corp.	25,600	999,936
Royal Gold Inc.	21,050	500,358
		2,030,741

Miscellaneous Manufacturers (0.8%)
AGFA-Gevaert NV (1)	15,500	399,826
Cycle Country Accessories Corp. *	191,080	368,785
EganaGoldpfeil Ltd. (1)	158,000	137,973
		906,584

Oil Refining & Marketing (0.3%)
Neste Oil OYJ (1)	7,900	309,573

Oil&Gas (7.2%)
Aurora Oil & Gas Corp. *	509,500	1,085,235
Daylight Resources Trust	91,100	876,578
Fairborne Energy Trust	63,500	495,363
Freehold Royalty Trust	52,425	715,076
Gasco Energy Inc. *	197,000	466,890
Harvest Energy Trust	23,375	723,690
Paramount Energy Trust	96,700	1,057,550
PrimeWest Energy Trust	25,500	536,265
Singapore Petroleum Co. Ltd. (1)	136,000	511,527
Thai Oil Public Co. (1)	260,000	531,521
Transmeridian Exploration Inc. *	396,183	697,282
		7,696,977

Pharmaceuticals (1.4%)
Apex Healthcare BHD (1)	590,000	286,498
C&O Pharmaceutical Technology Holdings Ltd. (1)	665,000	236,763
Eu Yan Sang International Ltd.	5,000	1,912
Natrol Inc. *	279,200	938,112
		1,463,285

Real Estate (4.5%)
Amanah Harta Tanah PNB 2 (1)	778,974	106,134
Amanah Harta Tanah PNB	172,600	43,244
AVJennings Homes Ltd. (1)	502,500	549,567
Bakrieland Development Tbk PT * (1)	49,350,000	1,809,318
Glomac BHD (1)	741,000	332,758
Hemaraj Land & Development (1)	20,839,000	663,709
Housevalues Inc. *	109,700	501,329
Kawasan Industri Jababeka Tbk PT * (1)	8,500,000	202,266
Ticon Industrial (1)	1,025,300	638,552
		4,846,877

REITS (0.7%)
Al-Hadharah Boustead REIT *	226,000	87,062
MCO CR-REIT (1)	44,410	375,312
Tower Real Estate Investment Trust	1,012,000	340,020
		802,394

Retail (2.5%)
Doutor Coffee Co. Ltd. (1)	20,000	371,769
Food Junction Holdings (1)	1,718,000	695,954
Haverty Furniture Cos Inc.	32,500	379,275
Kyoto Kimono Yuzen Co. Ltd. (1)	575	555,709
Matsuzakaya Holdings Co. Ltd. (1)	47,000	396,478
Multi Indocitra Tbk PT (1)	2,800,000	278,860
		2,678,045

Software (2.0%)
Data Systems Consulting Co. Ltd. (1)	304,174	387,988
IBA Healthcare Ltd. (1)	259,076	243,301
iSOFT Group PLC *	781,700	765,249
Kingdee International Software Group Co. Ltd. (1)	94,000	85,219
Software Service Inc. (1)	23,000	646,677
		2,128,434

Telecommunications (1.5%)
Chunghwa Telecom Co. - ADR	8,000	150,880
Chunghwa Telecom Co. (1)	172,000	327,193
Longcheer Holdings Ltd. (1)	1,538,000	769,628
Shin Corp Pub Co Ltd. (1)	405,000	351,585
		1,599,286

Toys-Games-Hobbies (0.7%)
Action Products International *	462,086	785,546

Transportation (0.5%)
Sakai Moving Service Co. Ltd.	6,600	211,736
Singapore Post Ltd. (1)	368,000	305,555
		517,291

TOTAL COMMON STOCKS (IDENTIFIED COST $53,827,475)		59,259,676

INVESTMENT COMPANIES (0.9%)
Closed-end Funds (0.9%)
The Greater China Fund Inc.	28,900	774,809
Ticon Property Fund	807,600	245,613

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $984,051)		1,020,422

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CONVERTIBLE BONDS (0.9%)
Mining (0.6%)
Placer Dome Inc.	2.750%	10/15/2023	525,000	664,125

Semiconductors (0.3%)
ASM International NV	4.250%	12/06/2011	230,000	307,625

TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $930,739)				971,750

CORPORATE BONDS (1.0%)
Banks (0.5%)
Rabobank Nederland (3)	4.250%	11/12/2008	170,000	166,917
Rabobank Nederland	6.820%	04/01/2019	420,000	384,300
				551,217

Electrical Components & Equipment (0.1%)
Pacificorp	6.375%	05/15/2008	125,000	125,885

Foreign Corporate Bonds (0.4%)
Banks (0.2%)
Rabobank Nederland - GBP	4.625%	05/31/2012	102,000	192,064
				743,281

Diversified Financial Services (0.2%)
General Electric Capital Corp. - CHF	3.875%	05/07/2014	220,000	183,709

TOTAL CORPORATE BONDS (IDENTIFIED COST $1,036,510)				1,052,875

GOVERNMENT BONDS (26.6%)
Foreign Bonds & Notes (3.7%)
Deutschland Inflation Linked	1.500%	04/15/2016	268,104	335,943
Singapore Government Bond	4.375%	01/15/2009	775,000	521,109
Singapore Government Bond	3.750%	09/01/2016	930,000	653,009
Switzerland Government Bond	3.500%	08/07/2010	590,000	490,258
Switzerland Government Bond	2.250%	07/06/2020	600,000	439,132
Switzerland Government Bond	4.000%	06/10/2011	1,725,000	1,464,026
				3,903,477

U.S. Treasury Bonds & Notes (22.9%)
U.S. Treasury Bill (4)	4.765%	12/13/2007	6,600,000	6,457,303
U.S. Treasury Bond	13.250%	05/15/2014	2,445,000	2,803,728
U.S. Treasury Bond	7.250%	08/15/2022	1,525,000	1,846,084
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/2025	7,016,064	6,746,381
U.S. Treasury Inflation Indexed Bond	2.000%	01/15/2026	5,309,814	4,809,529
U.S. Treasury Inflation Indexed Note (4)	1.625%	01/15/2015	2,034,536	1,890,762
				24,553,787

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $28,580,727)				28,457,264

DESCRIPTION	SHARES	VALUE
PREFERRED STOCKS (0.4%)
Oil&Gas (0.3%)
GMX Resources Inc. *	10,300	266,770

Software (0.1%)
Interactive Voice, Data, and Fax Inc. *(1)(6)	35,200	115,600

TOTAL PREFERRED STOCKS (IDENTIFIED COST $765,804)		382,370

	EXERCISE	EXPIRATION
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (1.0%)
Call Options (1.0%)
CBOE SPX Volatility *	$13.00	07/18/2007	1,465	476,125
CBOE SPX Volatility *	10.00	08/22/2007	580	356,700
CBOE SPX Volatility *	10.00	11/21/2007	425	263,500
China Life Insurance Co. Ltd. *	60.00	07/21/2007	198	5,940

TOTAL PURCHASED OPTIONS (IDENTIFIED COST $945,124)				1,102,265

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
REVERSE CONVERTIBLE BONDS (2.0%)
Gold Mining (0.6%)
Barclays Bank PLC - Meridian Gold	13.250%	09/28/2007	300,000	305,730
Barclays Bank PLC - Newmont Mining Corp.	10.000%	03/28/2008	365,000	345,326
				651,056

Metal - Aluminum (0.3%)
Barclays Bank PLC - Alcoa Inc.	9.000%	10/31/2007	300,000	301,260

Oil & Gas Drilling (0.2%)
Barclays Bank PLC - Diamond Offshore Drilling	13.000%	10/26/2007	175,000	178,150

Oil Comp - Integrated (0.1%)
Barclays Bank PLC - Marathon Oil Corp.	9.500%	11/30/2007	165,000	166,436

Petroleum Refining (0.4%)
Barclays Bank PLC - ConocoPhillips	9.000%	02/27/2008	435,000	437,523

Semiconductors (0.4%)
Barclays Bank PLC - Intel Corp.	9.000%	09/26/2007	400,000	400,880

TOTAL REVERSE CONVERTIBLE BONDS (IDENTIFIED COST $2,116,956)				2,135,305

STRUCTURED CORPORATE BONDS (2.3%)
Banks (0.3%)
BNP Paribas US Medium-Term Note Program LLC	6.500%	04/28/2015	370,000	361,120

CPI (Consumer Price Index) Linked (0.0%)(5)
Merrill Lynch & Co. Inc.	3.620%	03/24/2009	45,000	43,109

Non-Inversion (1.8%)
Kreditanstalt fuer Wiederaufbau 30yr - 2yr CMS	8.125%	11/16/2021	325,000	320,125
Lehman Brothers Holdings Inc. 30yr - 10yr CMS	8.000%	10/29/2019	50,000	47,250
Lehman Brothers Holdings Inc. 30yr - 2yr CMS	8.500%	01/10/2022	385,000	378,263
Lehman Brothers Holdings Inc. 30yr - 2yr CMS	8.700%	02/15/2022	420,000	414,120
Toyota Motor Credit Corp. 30yr - 2yr CMS	7.500%	10/31/2016	250,000	230,000
Toyota Motor Credit Corp. 30yr - 10yr CMS	8.000%	05/23/2022	500,000	475,000
				1,864,758

Range Accrual (0.2%)
BNP Paribas SA 3M Libor 0-7%	7.000%	10/26/2021	236,000	234,230

TOTAL STRUCTURED CORPORATE BONDS (IDENTIFIED COST $2,541,498)				2,503,217

DESCRIPTION	SHARES	VALUE
RIGHTS (0.0%) (5)
Insurance (0.0%)(5)
Jerneh Asia BHD Rights *	146,760	10,202

TOTAL RIGHTS (IDENTIFIED COST $0)		10,202

WARRANTS (0.3%)
Holding Companies (0.2%)
India Hospitality Corp. Warrants *	114,000	199,500

Insurance (0.0%)(5)
Jerneh Asia Warrants *	146,760	—

Real Estate (0.1%)
Bakrieland Development Tbk PT *	4,935,000	85,755

Software (0.0%)(5)
Interactive Voice, Data, and Fax Inc. Warrants * (1)(6)	14,666	4

Toys-Games-Hobbies (0.0%)(5)
Action Products International Warrants * (1)(6)	320	56

TOTAL WARRANTS (IDENTIFIED COST $39,900)		285,315

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
SHORT TERM INVESTMENTS (5.7%)
Northern Institutional Fund - Diversified Asset Portfolio	6,052,446	6,052,446

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $6,052,446)		6,052,446

TOTAL INVESTMENTS (96.4%) (IDENTIFIED COST $97,821,230)		103,233,107

TOTAL OTHER ASSETS LESS LIABILITIES (3.6%)		3,803,544

TOTAL NET ASSETS (100.0%)		$107,036,651

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value
Apple Computer Inc. *	(8,300)	$(1,012,932)
Chicago Mercantile Exchange Holdings Inc.	(825)	(440,847)
China Life Insurance Co. Ltd. - ADR	(19,838)	(1,064,721)
Countrywide Financial Corp.	(8,200)	(298,070)
E*Trade Financial Corp. *	(10,650)	(235,259)
Fannie Mae	(3,700)	(241,721)
Freddie Mac	(3,300)	(200,310)
General Motors Corp.	(24,300)	(918,540)
Goldman Sachs Group Inc.	(2,000)	(433,500)
Hewlett-Packard Co.	(4,200)	(187,404)
Home Depot Inc.	(10,200)	(401,370)
iShares MSCI Mexico Index Fund	(12,000)	(741,120)
JC Penney Co. Inc.	(2,050)	(148,379)
Kohl’s Corp. *	(2,300)	(163,369)
Lazard Ltd.	(3,500)	(157,605)
Piper Jaffray Cos *	(2,550)	(142,111)
RadioShack Corp.	(29,700)	(984,258)
The Sherwin-Williams Co.	(7,800)	(518,466)
TD Ameritrade Holding Corp. *	(19,500)	(390,000)
iShares FTSE/Xinhua China 25 Index Fund	(7,000)	(901,600)
iShares MSCI United Kingdom Index Fund	(35,400)	(900,576)
Regional Bank Holders	(5,300)	(821,023)
Retail HOLDRs Trust	(10,000)	(1,046,500)
Templeton Russia and Eastern European Fund Inc.	(3,300)	(220,638)
Vanguard Emerging Markets ETF	(1,000)	(90,770)

Total Securities Sold Short (Proceeds $11,474,666)		$(12,661,089)

Schedule of Restricted and Illiquid Securities

Description	Principal Amount/Shares	Acquisition Date	Market Value	Value as a % of Net Assets

Action Products International Warrants * (1)(6)	320	1/10/2006	$56	0.0%
Idaho Trust Bancorp (1)(6)	46,500	8/30/2006	499,410	0.4%
Interactive Voice, Data, and Fax Inc. (1)(6)	35,200	9/4/2006 - 1/5/2007	57,800	0.1%
Interactive Voice, Data, and Fax Inc. Warrants * (1)(6)	14,666	1/5/2007	4	0.0%
Tally-Ho Ventures (2)	398,000	5/26/2006 - 7/11/2006	338,300	0.3%
			$895,570	0.8%

*	Non Income Producing Security

(1)	Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of June 30, 2007 is $32,291,210

(2)

These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser.

(3)	Represents a step bond. Rate disclosed is as of June 30, 2007.

(4)	A portion of this security has been segregated to be used as collateral for securities sold short.

(5)	Less than 0.05% of Total Net Assets.

(6)	This security is considered illiquid by the investment adviser.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

PNB - Permodalan Nasional Berhad

GBP - Pound Sterling

CHF - Swiss Franc

CN - Canadian Exchange

See Notes to Schedule of Investments

Country Breakdown as a percentage of Net Assets
Argentina	0.3%
Australia	1.8%
Belgium	0.4%
Canada	4.4%
Cayman Islands	0.6%
China	0.7%
Finland	0.3%
France *	0.0%
Germany	0.5%
Great Britain	1.9%
Hong Kong	2.5%
India	1.0%
Indonesia	2.9%
Ireland	0.4%
Italy	0.9%
Japan	8.5%
Malaysia	2.3%
Netherlands	1.6%
Singapore	6.1%
South Korea	1.5%
Switzerland	2.2%
Taiwan	2.6%
Thailand	4.5%
United States	42.8%
Total Other Assets less Liablities	9.3%
Total Net Assets	100.0%

*             Less than 0.05% of Total Net Assets

Utopia Growth Fund

Schedule of Investments, June 30, 2007 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (66.9%)
Agriculture (0.3%)
Cresud SA - ADR	5,350	$114,437

Apparel (1.0%)
Ocean Sky Intl Ltd.	2,259,000	368,937

Auto Manufacturers (0.5%)
Showa Aircraft Industry Co. Ltd. (1)	14,000	189,155

Banks (3.0%)
Idaho Trust Bancorp * (1)(6)	18,000	193,320
Mitsubishi UFJ Financial Group Inc. - ADR	22,350	246,297
Mizuho Financial Group (1)	33	227,982
National Bancshares Inc. *	47,000	122,200
The Shikoku Bank Ltd. (1)	39,000	163,408
Southern National Bancorp of Virginia Inc. *	1,155	16,170
The Tokushima Bank Ltd. (1)	17,200	115,983
		1,085,360

Beverages (0.3%)
Ten Ren Tea Co Ltd. *	111,000	107,569

Building Materials (1.3%)
Dynasty Ceramic PCL (1)	629,400	273,603
ENDO Lighting Corp. (1)	36,300	202,950
UAC BHD (1)	3,000	4,115
		480,668

Chemicals (2.7%)
Arkema - ADR *	5	327
Chemical Co. of Malaysia BHD (1)	69,200	64,987
Korea Polyol Co Ltd. (1)	3,043	184,059
Meghmani Organics Ltd. (1)	1,444,500	401,808
Yip’s Chemical Holdings Ltd.	437,200	324,858
		976,039

Computers (0.6%)
Lenovo Group Ltd. (1)	380,000	224,111

Distribution-Wholesale (0.7%)
China Hong Kong Photo	1,878,000	252,187

Diversified Financial Services (2.1%)
Guoco Group Ltd. (1)	13,000	182,382
Mega Financial Holding Co. Ltd. (1)	238,000	161,281
Netbank Inc. *	160,300	49,693
SinoPac Fin Holdings Co. * (1)	770,000	367,518
		760,874

Electrical Components & Equipment (2.2%)
Enel SpA (1)	8,900	95,666
FINETEC Corp. (1)	11,700	235,093
Merix Corp. *	32,200	254,058
Viridis Clean Energy Group (1)	205,111	191,370
Xantrex Technology Inc. CN *	1,035	10,516
Xantrex Technology Inc. *	700	7,110
		793,813

Energy-Alternate Sources (0.9%)
Plambeck Neue Energien AG *	14,050	65,986
US BioEnergy Corp. *	24,300	276,048
		342,034

Engineering & Construction (1.0%)
CH. Karnchang PCL * (1)	1,425,000	360,594

Entertainment (2.6%)
Avex Group Holdings Inc. (1)	24,000	324,997
Tally-Ho Ventures *	163,000	138,550
Tally-Ho Ventures * (2)	161,000	136,850
TMS Entertainment Ltd. (1)	78,000	253,726
Toei Co. Ltd. (1)	14,000	94,060
		948,183

Environmental Control (0.8%)
Sinomem Technology Ltd. * (1)	310,000	308,593

Food (2.4%)
Celestial Nutrifoods Ltd (1)	297,000	301,007
Fyffes PLC	180,000	214,387
Galaxy Nutritional Foods Inc. *	250,352	135,190
Koninklijke Wessanen NV (1)	9,300	154,479
Tofutti Brands Inc. *	26,900	79,893
		884,956

Healthcare Products (1.4%)
LMA International NV * (1)	475,000	212,621
Techno Medica Co. Ltd. (1)	118	303,511
		516,132

Holding Companies (2.7%)
Babcock & Brown Wind Partners (1)	117,500	194,123
Bousted Holdings Berhad (1)	191,200	167,586
Chuang’s Consortium International Ltd. (1)	944,000	229,565
Grubb & Ellis Realty Advisors Inc. *	945	6,331
Hotung Investment Holdings Ltd.	1,044,000	156,600
India Hospitality Corp. *	23,500	160,975
KPC Holdings (1)	852	52,405
		967,585

Home Builders (0.0%)(5)
Johor Land BHD (1)	19,000	7,998

Insurance (4.2%)
21st Century Holding Co.	31,250	335,625
Financial Industries Corp. *	64,100	378,190
Jerneh Asia BHD (1)	117,600	62,644
Kurnia Asia BHD (1)	816,200	250,356
Panin Insurance Tbk PT * (1)	4,055,000	157,714
Panin Life Tbk PT * (1)	6,735,000	152,461
Singapore Reinsurance (1)	892,000	212,868
		1,549,858

Internet (4.3%)
CS Loxinfo PCL	1,891,500	225,720
Earthlink Inc. *	32,925	245,950
Fandango Inc. * (1)	8,800	210,572
Kintera Inc. *	276,900	623,025
Pacific Internet Ltd. *	24,700	270,218
		1,575,485

Iron/Steel (0.4%)
Tokyo Steel Manufacturing Co. Ltd. (1)	10,000	156,603

Leisure Time (0.4%)
California WOW Xperience PCL	136,262	24,174
HIS Co. Ltd. (1)	4,500	123,702
		147,876

Machinery-Diversified (1.1%)
ATS Automation Tooling Systems Inc. *	47,000	387,824

Media (1.1%)
Amuse Inc. (1)	800	11,570
Mondo TV SpA *	12,050	295,522
Workpoint Entertainment	149,000	88,472
		395,564

Mining (2.4%)
Barrick Gold Corp.	6,700	194,769
The Lanna Resources PCL (1)	229,000	111,419
Newmont Mining Corp.	10,100	394,506
Royal Gold Inc.	7,000	166,390
		867,084

Miscellaneous Manufacturers (1.1%)
AGFA-Gevaert NV (1)	6,500	167,669
Cycle Country Accessories Corp. *	99,625	192,276
EganaGoldpfeil Ltd. (1)	62,000	54,142
		414,087

Oil Refining & Marketing (0.4%)
Neste Oil OYJ (1)	3,250	127,356

Oil&Gas (8.5%)
Aurora Oil & Gas Corp. *	197,300	420,249
Daylight Resources Trust	36,700	353,133
Fairborne Energy Trust	23,200	180,983
Freehold Royalty Trust	20,375	277,915
Gasco Energy Inc. *	91,500	216,855
Harvest Energy Trust	10,275	318,114
Paramount Energy Trust	40,500	442,924
PrimeWest Energy Trust	9,600	201,888
Singapore Petroleum Co. Ltd. (1)	51,000	191,822
Thai Oil Public Co. (1)	92,500	189,099
Transmeridian Exploration Inc. *	181,450	319,352
		3,112,334

Pharmaceuticals (1.7%)
Apex Healthcare BHD (1)	278,500	135,237
C&O Pharmaceutical Technology Holdings Ltd. (1)	248,000	88,296
Natrol Inc. *	114,200	383,712
		607,245

Real Estate (5.2%)
Amanah Harta Tanah PNB 2 (1)	325,600	44,363
Amanah Harta Tanah PNB	39,300	9,846
AVJennings Homes Ltd. (1)	171,888	187,988
Bakrieland Development Tbk PT * (1)	21,000,000	769,923
Glomac BHD (1)	336,000	150,886
Hemaraj Land & Development (1)	7,919,200	252,222
Housevalues Inc. *	47,250	215,932
Kawasan Industri Jababeka Tbk PT * (1)	3,200,000	76,147
Ticon Industrial (1)	316,100	196,866
		1,904,173

REITS (0.9%)
Al-Hadharah Boustead REIT *	96,000	36,982
MCO CR-REIT (1)	15,680	132,513
Tower Real Estate Investment Trust	433,000	145,483
		314,978

Retail (3.2%)
Doutor Coffee Co. Ltd. (1)	8,100	150,567
Food Junction Holdings (1)	765,000	309,898
Haverty Furniture Cos Inc.	14,100	164,547
Kyoto Kimono Yuzen Co. Ltd. (1)	232	224,216
Matsuzakaya Holdings Co. Ltd. (1)	22,000	185,585
Multi Indocitra Tbk PT (1)	1,340,000	133,455
		1,168,268

Software (2.4%)
Data Systems Consulting Co. Ltd. (1)	118,516	151,173
IBA Healthcare Ltd. (1)	105,100	98,700
iSOFT Group PLC *	326,700	319,825
Kingdee International Software Group Co. Ltd. (1)	40,000	36,264
Software Service Inc. (1)	9,100	255,859
		861,821

Telecommunications (1.7%)
Chunghwa Telecom Co. - ADR	1,900	35,834
Chunghwa Telecom Co. (1)	80,000	152,183
Longcheer Holdings Ltd. (1)	584,000	292,238
Shin Corp Pub Co Ltd. (1)	173,800	150,878
		631,133

Toys-Games-Hobbies (0.9%)
Action Products International *	192,535	327,310

Transportation (0.5%)
Sakai Moving Service Co. Ltd.	2,525	81,005
Singapore Post Ltd. (1)	107,000	88,843
		169,848

TOTAL COMMON STOCKS (IDENTIFIED COST $22,307,920)		24,408,072

INVESTMENT COMPANIES (1.2%)
Closed-end Funds (1.2%)
The Greater China Fund Inc.	12,900	345,849
Ticon Property Fund	232,600	70,740

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $405,613)		416,589

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
CONVERTIBLE BONDS (1.0%)
Mining (0.5%)
Placer Dome Inc.	2.750%	10/15/2023	160,000	202,400

Semiconductors (0.5%)
ASM International NV	4.250%	12/06/2011	125,000	167,187

TOTAL CONVERTIBLE BONDS (IDENTIFIED COST $338,515)				369,587

CORPORATE BONDS (0.4%)
Banks (0.1%)
Rabobank Nederland (3)	4.250%	11/12/2008	50,000	49,093

Foreign Corporate Bonds (0.3%)
Banks (0.2%)
Rabobank Nederland - GBP	4.625%	05/31/2012	30,000	56,490

Diversified Financial Services (0.1%)
General Electric Capital Corp. - CHF	3.875%	05/07/2014	60,000	50,102

TOTAL CORPORATE BONDS (IDENTIFIED COST $150,950)				155,685

GOVERNMENT BONDS (16.1%)
Foreign Bonds & Notes (3.6%)
Deutschland Inflation Linked	1.500%	04/15/2016	87,649	109,827
Singapore Government Bond	4.375%	01/15/2009	270,000	181,548
Singapore Government Bond	3.750%	09/01/2016	300,000	210,648
Switzerland Government Bond	3.500%	08/07/2010	205,000	170,344
Switzerland Government Bond	2.250%	07/06/2020	195,000	142,718
Switzerland Government Bond	4.000%	06/10/2011	575,000	488,009
				1,303,094

U.S. Treasury Bonds & Notes (12.5%)
U.S. Treasury Bill (4)	4.765%	12/13/2007	3,550,000	3,473,256
U.S. Treasury Inflation Indexed Bond	2.375%	01/15/2025	690,644	664,097
U.S. Treasury Inflation Indexed Bond (4)	2.000%	01/15/2026	343,576	311,205
U.S. Treasury Inflation Indexed Note	1.625%	01/15/2015	124,453	115,658
				4,564,216

TOTAL GOVERNMENT BONDS (IDENTIFIED COST $5,880,717)				5,867,310

DESCRIPTION	SHARES	VALUE
PREFERRED STOCKS (0.1%)
REITS (0.0%)(5)
Innkeepers USA Trust	20	434

Software (0.1%)
Interactive Voice, Data, and Fax Inc. *(1)(6)	13,450	44,171

TOTAL PREFERRED STOCKS (IDENTIFIED COST $194,728)		44,605

	EXERCISE	EXPIRATION
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (2.8%)
Call Options (2.8%)
CBOE SPX Volatility *	$13.00	07/18/2007	615	199,875
CBOE SPX Volatility *	14.00	07/18/2007	1,170	283,725
CBOE SPX Volatility *	15.00	07/18/2007	980	173,950
CBOE SPX Volatility *	17.00	07/18/2007	780	72,150
CBOE SPX Volatility *	10.00	08/22/2007	280	172,200
CBOE SPX Volatility *	10.00	11/21/2007	200	124,000
China Life Insurance Co. Ltd. *	60.00	07/21/2007	91	2,730

TOTAL PURCHASED OPTIONS (IDENTIFIED COST $822,836)				1,028,630

	INTEREST	MATURITY	PRINCIPAL
DESCRIPTION	RATE	DATE	AMOUNT	VALUE
REVERSE CONVERTIBLE BONDS (1.2%)
Gold Mining (0.6%)
Barclays Bank PLC - Meridian Gold	13.250%	09/28/2007	100,000	101,910
Barclays Bank PLC - Newmont Mining Corp.	10.000%	03/28/2008	120,000	113,532
				215,442

Metal - Aluminum (0.3%)
Barclays Bank PLC - Alcoa Inc.	9.000%	10/31/2007	90,000	90,378

Semiconductors (0.3%)
Barclays Bank PLC - Intel Corp.	9.000%	09/26/2007	120,000	120,264

TOTAL REVERSE CONVERTIBLE BONDS (IDENTIFIED COST $424,452)				426,084

DESCRIPTION	SHARES	VALUE
RIGHTS (0.0%) (5)
Insurance (0.0%)(5)
Jerneh Asia BHD Rights *	48,900	3,399

TOTAL RIGHTS (IDENTIFIED COST $0)		3,399

WARRANTS (0.3%)
Holding Companies (0.2%)
India Hospitality Corp. Warrants *	47,000	82,250

Insurance (0.0%)(5)
Jerneh Asia Warrants *	48,900	—

Real Estate (0.1%)
Bakrieland Development Tbk PT *	2,100,000	36,491

Software (0.0%)(5)
Interactive Voice, Data, and Fax Inc. Warrants * (1)(6)	5,604	2

Toys-Games-Hobbies (0.0%)(5)
Action Products International Warrants * (1)(6)	425	74

TOTAL WARRANTS (IDENTIFIED COST $16,450)		118,817

	PRINCIPAL
DESCRIPTION	AMOUNT	VALUE
SHORT TERM INVESTMENTS (6.5%)
Northern Institutional Fund - Diversified Asset Portfolio	2,354,395	2,354,395

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $2,354,395)		2,354,395

TOTAL INVESTMENTS (96.5%) (IDENTIFIED COST $32,896,576)		35,193,173

TOTAL OTHER ASSETS LESS LIABILITIES (3.5%)		1,293,362

TOTAL NET ASSETS (100.0%)		$36,486,535

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value
Apple Computer Inc. *	(3,600)	$(439,344)
Chicago Mercantile Exchange Holdings Inc.	(450)	(240,462)
China Life Insurance Co. Ltd. - ADR	(9,101)	(488,450)
Countrywide Financial Corp.	(3,100)	(112,685)
E*Trade Financial Corp. *	(4,800)	(106,032)
Fannie Mae	(1,400)	(91,462)
Freddie Mac	(1,200)	(72,840)
General Motors Corp.	(9,900)	(374,220)
Goldman Sachs Group Inc.	(1,050)	(227,587)
Hewlett-Packard Co.	(1,800)	(80,316)
Home Depot Inc.	(4,400)	(173,140)
iShares MSCI Mexico Index Fund	(5,300)	(327,328)
JC Penney Co. Inc.	(850)	(61,523)
Kohl’s Corp. *	(1,050)	(74,582)
Lazard Ltd.	(1,500)	(67,545)
Piper Jaffray Cos *	(1,100)	(61,303)
RadioShack Corp.	(12,400)	(410,936)
The Sherwin-Williams Co.	(3,600)	(239,292)
TD Ameritrade Holding Corp. *	(8,450)	(169,000)
iShares FTSE/Xinhua China 25 Index Fund	(4,000)	(515,200)
iShares MSCI United Kingdom Index Fund	(19,000)	(483,360)
Regional Bank Holders	(2,450)	(379,529)
Retail HOLDRs Trust	(4,800)	(502,320)
Templeton Russia and Eastern European Fund Inc.	(1,300)	(86,918)
Vanguard Emerging Markets ETF	(400)	(36,308)

Total Securities Sold Short (Proceeds $5,268,940)		$(5,821,682)

Schedule of Restricted and Illiquid Securities

Description	Principal Amount/Shares	Acquisition Date	Market Value	Value as a % of Net Assets

Action Products International Warrants * (1)(6)	215	1/10/2006	$74	0.0%
Idaho Trust Bancorp (1)(6)	18,000	8/30/2006	193,320	0.5%
Interactive Voice, Data, and Fax Inc. (1)(6)	13,450	9/14/2006 - 1/5/2007	44,171	0.1%
Interactive Voice, Data, and Fax Inc. Warrants * (1)(6)	5,604	1/5/2007	2	0.0%
Tally-Ho Ventures (2)	161,000	5/26/2006 - 7/11/2006	136,850	0.4%
			$374,417	1.0%

*	Non Income Producing Security

(1)	Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of June 30, 2007 is $12,932,600.

(2)

These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. This security is considered liquid by the investment adviser.

(3)	Represents a step bond. Rate disclosed is as of June 30, 2007.

(4)	A portion of this security has been segregated to be used as collateral for securities sold short.

(5)	Less than 0.05% of Total Net Assets.

(6)	This security is considered illiquid by the investment adviser.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

PNB - Permodalan Nasional Berhad

GBP - Pound Sterling

CHF - Swiss Franc

CN - Canadian Exchange

See Notes to Schedule of Investments

Country Breakdown as a percentage of Net Assets
Argentina	0.3%
Australia	1.8%
Belgium	0.5%
Canada	5.1%
Cayman Islands	0.7%
China	0.8%
Finland	0.4%
France *	0.0%
Germany	0.5%
Great Britain	1.7%
Hong Kong	2.9%
India	1.1%
Indonesia	3.6%
Ireland	0.6%
Italy	1.1%
Japan	9.7%
Malaysia	3.0%
Netherlands	1.6%
Singapore	6.9%
South Korea	1.6%
Switzerland	2.2%
Taiwan	3.1%
Thailand	5.3%
United States	35.5%
Total Other Assets less Liablities	10.0%
Total Net Assets	100.0%

*           Less than 0.05% of Total Net Assets

UTOPIA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

1. ORGANIZATION

Utopia Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on May 23, 2005 as a Delaware statutory trust pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Trust currently offers shares of beneficial interest (“shares”) of the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund (the “Funds”). The Funds are non-diversified with an investment objective to seek long-term absolute total return. The Declaration of Trust permits the Trustees to create additional funds and classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation:  A Fund’s net asset value (“NAV”) per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. Eastern time, on each day when the NYSE is open for trading. The Funds do not price their shares on days when the NYSE is closed for trading. When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the U.S. dollar equivalents at the prevailing market rates. Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to the current closing time of the NYSE. Trading on foreign exchanges may not take place on every day that the NYSE is open. Conversely, trading in various foreign markets may take place on days when the NYSE is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for a Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

Domestic Equity Securities:  The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Fixed-Income Securities:  Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. The value assigned to a security by a pricing service is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. There is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Other Securities and Assets:  Other securities, and all other assets, including securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when net asset value is computed, are valued at a fair value as determined in good faith by the Board of Trustees, or under the direction of the Board of Trustees, and in accordance with the Funds’ valuation procedures or by the Funds’ pricing committee (which is comprised of employees of the Adviser) and/or the Board’s Valuation Committee under the supervision of the Board of Trustees and in accordance with the Funds’ valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Foreign Equity Securities:  Foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. The Funds’ accounting services provider will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of regular trading on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct the accounting services provider when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sale price (or the latest bid price) and there is no guarantee that a fair valued security will be sold at the price at which a fund is carrying the security.

Reverse Convertible:  A reverse convertible is a short-term bond that is linked to an underlying stock. At maturity, the investor receives either 100 percent of the original investment amount or a predetermined number of shares of the underlying stock. The stated coupon is paid regardless of what happens at maturity. The primary risk of these securities is that they are not principal protected. At maturity, the investor may receive shares of the underlying stock worth less than their original investment amount. As of June 30, 2007, the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund held reverse convertible bonds.

Consumer Price Index Linked Bonds:  A Consumer Price Index (“CPI”) linked bond pays a coupon that is determined based on the monthly percentage difference of the CPI Index as measured by the CPI for All Urban Consumers. This Index is published monthly by the U.S. Bureau of Labor Statistics and is a measure of inflation in the United States. The primary risk is the interest rate applicable to notes linked to an index such as the CPI may be linked to period-over-period changes in the level of the index for the relevant index measurement period. If the index does not increase during the relevant measurement period, holders of these notes may not receive any interest payments for the applicable interest period. As of June 30, 2007, the Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund held CPI linked bonds.

Range Note:  Range notes are securities whose coupon payments are linked to a reference range of a specified index. For example, as long as the Libor Yield remains within a fixed target range, coupon payments are made. The primary risk is if the Libor Yield is outside the specified reference range. As of June 30, 2007, the Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund held range notes.

Non-Inversion Note:  A non-inversion note is a bond that pays a stated coupon as long as the yield curve between two stated maturities on the Constant Maturity Swap Curve do not invert. The primary risk is if the interest rate changes. As of June 30, 2007, the Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund held non-inversion notes.

Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. The Funds may purchase securities that are denominated in a foreign currency or debt obligations that are payable in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange on the dates of such transactions.

Futures Contracts: The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Funds may buy and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. The Fund may also buy or write put or call options on these futures contracts.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund periodically.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. As of June 30, 2007, the Funds did not have any futures contracts.

Options:  The Funds may write put and call options for speculative or bona fide hedging or risk management purposes. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. As of June 30, 2007, the Funds did not have written options.

The Funds may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. As of June 30, 2007, the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and Utopia Yield Income Fund did have purchased options.

Swap Agreements:  The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars. The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. Swap agreements are two party contracts in which the parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the Counterparty is obligated to pay the amount of any net depreciation. A Fund records an increase or decrease to realized gain (loss), in the amount due to or owed by the Fund at termination or settlement. As of June 30, 2007, the Funds did not have any swap agreements.

Short Sales:  Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. As of June 30, 2007, the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and Utopia Yield Income Fund had securities sold short.

Securities Lending. Each Fund may seek additional income at times by lending its portfolio securities up to 33 1/3% of its total assets to broker-dealers and financial institutions provided that:  (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed the maximum permitted under the 1940 Act. Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Adviser of the borrower’s financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding. As of June 30, 2007, the Funds did not have any securities on loan.

Warrants:  The Funds may invest in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein). As of June 30, 2007, the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and Utopia Yield Income Fund held warrants.

Use of Estimates:  The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes:  Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. Each Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders:  Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

The components of distributable earnings on a tax basis will not be known until year end when classifications of distributions is known.

3. Unrealized Appreciation and Depreciation on Investments

At June 30, 2007, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Utopia	Utopia
	Growth Fund	Core Fund
Gross appreciation (excess of value over tax cost)	$4,408,352	$10,587,461
Gross depreciation (excess of tax cost over value)	(2,152,120)	(5,281,507)
Net unrealized appreciation	$2,256,232	$5,305,954
Cost of investments for income tax purposes	$32,936,941	$97,927,153

	Utopia	Utopia
	Core Conservative Fund	Yield Income Fund
Gross appreciation (excess of value over tax cost)	$5,693,689	$1,879,816
Gross depreciation (excess of tax cost over value)	(2,705,692)	(995,798)
Net unrealized appreciation	$2,987,997	$884,018
Cost of investments for income tax purposes	$69,456,572	$30,730,578

The differences between book and tax net unrealized appreciation are wash sale loss deferrals and taxation of certain investments.

4. New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its Semi-Annual Report for the period ending March 31, 2008.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Funds’ financial statement disclosures.

Item 2 - Controls and Procedures.

(a)           The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTOPIA FUNDS

By:	/s/Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	August 23, 2007

By:	/s/Jonathan Mohrhardt
Jonathan Mohrhardt
Treasurer (Principal Financial Officer)

Date:	August 23, 2007